SHAREHOLDERS EQUITY (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 22, 2021	Jan. 22, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 27, 2022	Apr. 15, 2022	Apr. 01, 2022	Dec. 31, 2021	Nov. 22, 2021	Jun. 21, 2021
Common Stock, Shares Authorized			100,000,000	100,000,000				100,000,000	100,000,000	10,000,000
Class A Common Stock, Par Value			$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares issued			6,887,971	6,890,281	627,806	236,974	8,915	5,943,750		5,943,750
Common Stock, Shares outstanding			6,887,971	6,890,281				5,943,750
Class A Common Stock [Member]
Common Stock, Shares Authorized			100,000,000	100,000,000				100,000,000
Class A Common Stock, Par Value			$ 0.0001	$ 0.0001				$ 0.0001
Description of common stock shares	Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property
Common Stock, Shares issued			742,308	742,308				10,506,002
Common Stock, Shares outstanding			742,308	742,308				10,506,002
Preferred Stock [Member]
Preferred stock, shares authorized			1,000,000	1,000,000				1,000,000
Preferred stock par value			$ 0.0001	$ 0.0001				$ 0.0001
Class B Common Stock [Member]
Common Stock, Shares Authorized			10,000,000	10,000,000				10,000,000
Class A Common Stock, Par Value	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Common Stock, Shares issued			2,726,500	2,875,000				2,975,000
Common Stock, Shares outstanding			2,726,500	2,875,000				2,975,000
Common stock shares, subject to possible redemption				2,875,000
Shares transfer	5,000
Common stock shares hold	2,860,000
Shares, subject to forfeiture				375,000
Representative shares, issued	100,000
Fair value of representative shares	$ 1,000
Founder shares, issued		2,875,000
Aggregate purchase price		$ 25,000
Common stock, subject to forfeiture		375,000
Ownership percentage		20.00%	20.00%	20.00%